FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034
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                      FRANKLIN REAL ESTATE SECURITIES TRUST
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               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
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Date of fiscal year end:  4/30
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Date of reporting period:  1/31/09
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Item 1. Schedule of Investments.


Franklin Real Estate Securities Trust

QUARTERLY STATEMENT OF INVESTMENTS

JANUARY 31, 2009

CONTENTS

Franklin Real Estate Securities Fund .......................................   3
Notes to Statement of Investments ..........................................   5

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

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Franklin Real Estate Securities Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND                                              SHARES          VALUE
------------------------------------                                            -----------   -------------
    COMMON STOCKS 97.5%
    REAL ESTATE INVESTMENT TRUSTS 97.1%
    Alexandria Real Estate Equities Inc. ....................................        61,900   $   3,673,146
    AMB Property Corp. ......................................................       178,700       2,880,644
    AvalonBay Communities Inc. ..............................................       143,300       7,424,373
    Boston Properties Inc. ..................................................       186,700       8,084,110
    Camden Property Trust ...................................................        81,300       2,143,068
    Cedar Shopping Centers Inc. .............................................       211,700       1,297,721
    Corporate Office Properties Trust .......................................       199,200       5,254,896
    Developers Diversified Realty Corp. .....................................       169,400         813,120
    Douglas Emmett Inc. .....................................................       300,700       2,796,510
    EastGroup Properties Inc. ...............................................        69,100       2,099,258
    Equity Lifestyle Properties Inc. ........................................       128,800       4,859,624
    Equity Residential ......................................................       369,944       8,852,760
    Essex Property Trust Inc. ...............................................        74,000       4,887,700
    Federal Realty Investment Trust .........................................       114,900       5,817,387
    HCP Inc. ................................................................       362,500       8,460,750
    Health Care REIT Inc. ...................................................       231,600       8,756,796
    Highwoods Properties Inc. ...............................................       159,800       3,605,088
    Home Properties Inc. ....................................................        51,200       1,837,568
    Host Hotels & Resorts Inc. ..............................................       924,536       4,974,004
    Kimco Realty Corp. ......................................................       365,900       5,261,642
    Liberty Property Trust ..................................................       210,600       4,212,000
    The Macerich Co. ........................................................       105,700       1,558,018
    Nationwide Health Properties Inc. .......................................       134,700       3,438,891
    ProLogis ................................................................       326,300       3,266,263
    PS Business Parks Inc. ..................................................        45,500       1,951,950
    Public Storage ..........................................................       213,100      13,184,497
    Realty Income Corp. .....................................................       161,400       3,110,178
    Regency Centers Corp. ...................................................       160,900       5,679,770
    Simon Property Group Inc. ...............................................       323,563      13,906,738
    SL Green Realty Corp. ...................................................        90,200       1,417,042
    Tanger Factory Outlet Centers Inc. ......................................       159,500       4,832,850
    Taubman Centers Inc. ....................................................        77,900       1,546,315
    UDR Inc. ................................................................       401,400       4,708,422
    Ventas Inc. .............................................................       248,042       6,912,930
    Vornado Realty Trust ....................................................       253,100      12,860,011
                                                                                              -------------
                                                                                                176,366,040
                                                                                              -------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
    Forest City Enterprises Inc., A .........................................       118,100         798,356
                                                                                              -------------
    TOTAL COMMON STOCKS (COST $219,030,797) .................................                   177,164,396
                                                                                              -------------
    SHORT TERM INVESTMENTS (COST $7,744,536) 4.3%
    MONEY MARKET FUNDS 4.3%
(a) Franklin Institutional Fiduciary Trust Money Market Portfolio, 0.39% ....     7,744,536       7,744,536
                                                                                              -------------


                     Quarterly Statement of Investments | 3

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND                                                              VALUE
------------------------------------                                                          -------------
    TOTAL INVESTMENTS (COST $226,775,333) 101.8% ............................                 $ 184,908,932
    OTHER ASSETS, LESS LIABILITIES (1.8)% ...................................                    (3,237,706)
                                                                                              -------------
    NET ASSETS 100.0% .......................................................                 $ 181,671,226
                                                                                              =============

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     4 | Quarterly Statement of Investments

Franklin Real Estate Securities Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At January 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $ 243,218,899
                                                -------------
Unrealized appreciation .....................   $  17,146,436
Unrealized depreciation .....................     (75,456,403)
                                                -------------
Net unrealized appreciation (depreciation) ..   $ (58,309,967)
                                                =============


                     Quarterly Statement of Investments | 5

Franklin Real Estate Securities Trust

FRANKLIN REAL ESTATE SECURITIES FUND

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on May 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At January 31, 2009, all of the Funds' investments in securities carried at fair value were in Level 1 inputs.

5. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund believes applying the various provisions of SFAS 161 will not have a material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     6 | Quarterly Statement of Investments





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.


(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST



By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009